Cash flows from financing activities (Details Narrative) - USD ($) $ in Millions	1 Months Ended	3 Months Ended				6 Months Ended
	Jul. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Contracted a loan						$ 1,123	$ 3,287
USD [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan	$ 500	$ 81	$ 1,117	$ 28	$ 150
Amount of bond redeemed					329
Premium paid on early redemption of debt security					44
BRL [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan	$ 2,532	415	5,864	164	862
Amount of bond redeemed					1,890
Premium paid on early redemption of debt security					254
SOFR [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Debentures issued		161	962	1,080		161	1,080
Contracted a loan				596	861
Issued bonds amount					750
SOFR [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Debentures issued		$ 812	$ 5,016	6,000		$ 812	6,000
Contracted a loan				3,326	5,025
Issued bonds amount					$ 4,324
Three Series [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Debentures issued				363			363
Three Series [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Debentures issued				$ 2,000			$ 2,000